Equipment, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 261,271,691	$ 251,171,142
Less: accumulated depreciation and amortization	(195,198,440)	(172,129,022)
Total	66,073,251	79,042,120
Media Display Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	241,481,226	232,824,888
Computers and office equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	14,201,284	13,163,322
Leasehold Improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross	3,215,065	2,745,253
Vehicles
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 2,374,116	$ 2,437,679